Schedule of Investments (unaudited) March 31, 2024	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/42	$325	$358,454

Arizona — 1.7%
Arizona Industrial Development Authority, RB, 5.00%, 07/01/38(a)	460	458,845
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,000	2,184,503

		2,643,348

California — 3.3%
California Community Choice Financing Authority, RB, Series E-2, Sustainability Bonds, 5.23%, 02/01/54(b)	625	622,327
California Enterprise Development Authority, RB, 7.60%, 11/15/37(a)	1,000	1,008,027
California Public Finance Authority, RB, 5.00%, 11/15/36(a)	1,000	944,190
California School Finance Authority, Refunding RB, Sustainability Bonds, 5.25%, 08/01/38(a)	125	128,671
California Statewide Communities Development Authority, RB, Series A, 5.00%, 12/01/41(a)	2,500	2,526,253

		5,229,468

Colorado — 7.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.00%, 11/15/42	4,000	4,313,610
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/39	750	751,166
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,025,879
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	3,000	3,022,535
Eagle County Airport Terminal Corp., ARB, Series B, AMT, 5.00%, 05/01/41	1,000	1,023,147
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/37	500	495,975

		11,632,312

District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	1,000	1,184,098

Florida — 1.8%
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/42	2,000	2,120,436
Florida Development Finance Corp., RB, AMT, 6.13%, 07/01/32(a)(b)	400	408,280
Village Community Development District No. 15, SAB, 4.85%, 05/01/38(a)	400	414,762

		2,943,478

Georgia — 1.4%
Development Authority of Cobb County, RB, Series A, 5.70%, 06/15/38(a)	625	611,657
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/37	1,500	1,599,112

		2,210,769

Illinois — 10.0%
Chicago Board of Education, GO, Series C, 5.25%, 12/01/39	2,650	2,666,227
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	1,500	1,500,023

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/41	$1,855	$2,003,865
Illinois Finance Authority, RB, Series A, 6.50%, 05/15/42	250	258,484
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,170	1,169,929
Series A, 5.00%, 05/15/41	310	270,369
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	5,000	5,152,411
Metropolitan Pier & Exposition Authority, RB, Series A, (NPFGC), 0.00%, 06/15/37(c)	2,000	1,197,147
State of Illinois, GO, 5.00%, 02/01/39	1,850	1,850,282

		16,068,737

Kansas — 0.2%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	307,632

Louisiana — 0.6%
Louisiana Housing Corp., RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.60%, 12/01/42	1,000	1,016,205

Maryland — 3.6%
Maryland Community Development Administration, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.95%, 09/01/42	4,000	4,180,820
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	1,500	1,573,743

		5,754,563

Massachusetts — 0.6%
Massachusetts Development Finance Agency, RB, 5.00%, 07/01/42	1,000	1,020,981

Michigan — 7.9%
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	1,000	1,023,418
Series A, 5.00%, 12/01/42	4,865	5,037,564
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	2,250	2,430,556
Series D, Sustainability Bonds, 5.20%, 12/01/40	2,750	2,932,657
Wayne County Airport Authority, ARB, Series D, 5.00%, 12/01/40	1,230	1,261,380

		12,685,575

Minnesota — 1.0%
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,500	1,587,717

Missouri — 0.9%
St Louis County Industrial Development Authority, RB, Series A, 5.00%, 09/01/38	1,500	1,468,142

Nevada(a) — 0.6%
City of North Las Vegas Nevada, SAB
5.50%, 06/01/37	500	513,240
5.75%, 06/01/42	500	515,570

		1,028,810

New Jersey — 5.2%
New Jersey Economic Development Authority, RB, Series A, 5.00%, 06/15/42	1,500	1,551,761

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/42	$2,200	$2,418,318
South Jersey Port Corp., Refunding ARB, Series S, 5.00%, 01/01/39	1,350	1,375,428
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/39	3,000	3,000,074

		8,345,581

New Mexico — 0.6%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	959,913

New York — 8.9%
Build NYC Resource Corp., RB, Sustainability Bonds, 5.00%, 06/01/32(a)	400	415,417
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/37	1,000	1,003,271
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/40	1,000	1,010,959
Series C, Sustainability Bonds, 5.00%, 11/15/42	500	528,834
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 12/01/37	1,670	1,670,693
New York City Housing Development Corp., RB, M/F Housing, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	1,500	1,516,832
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,539,429
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	250	256,971
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/36	1,500	1,551,424
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/40	1,500	1,550,790
AMT, Sustainability Bonds, 5.50%, 06/30/38	1,000	1,109,647
Onondaga Civic Development Corp., RB, 5.00%, 07/01/40	1,075	1,084,057

		14,238,324

North Carolina — 1.1%
North Carolina Medical Care Commission, RB
Series B-1, 4.25%, 10/01/28	175	175,505
Series B-2, 3.75%, 10/01/28	100	98,429
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	500	498,350
North Carolina Turnpike Authority, Refunding RB, Series A, 5.00%, 07/01/42	995	1,006,956

		1,779,240

Ohio — 3.1%
County of Franklin Ohio, RB, 5.00%, 05/15/40	3,140	3,192,245
State of Ohio, RB, AMT, 5.00%, 12/31/39	1,680	1,690,627

		4,882,872

Oklahoma — 2.2%
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(b)	2,490	2,525,130
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,000	1,004,649

		3,529,779

Oregon — 1.2%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,835	1,886,109

Security	Par (000)	Value

Pennsylvania — 8.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)	$920	$928,281
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	2,580	2,659,305
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 11/15/36	350	358,750
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	5,000	5,542,873
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.00%, 05/01/41	1,500	1,535,094
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	1,500	1,558,620
Philadelphia Gas Works Co., Refunding RB, 5.00%, 08/01/42	1,170	1,209,027

		13,791,950

Puerto Rico — 4.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	3,447	3,851,486
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,500	1,489,795
Series A1, Restructured, 4.55%, 07/01/40	1,750	1,759,699

		7,100,980

South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	805	861,796
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/42	1,500	1,677,688

		2,539,484

Tennessee — 3.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB 5.00%, 10/01/38	1,000	1,029,953
Series A, 5.00%, 10/01/41	1,000	1,010,347
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(b)	2,500	2,668,215
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(b)	925	977,116

		5,685,631

Texas — 4.8%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,500	1,505,459
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 01/01/27	560	552,465
New Hope Cultural Education Facilities Finance Corp., RB, 5.00%, 08/15/39(a)	425	417,546
San Antonio Water System, Refunding RB, Series A, Junior Lien, 4.00%, 05/15/40	810	825,188
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB 5.00%, 11/15/40	1,500	1,376,575
Series A-1, 5.00%, 10/01/44	3,020	2,937,933

		7,615,166

Vermont — 0.8%
Vermont Economic Development Authority, RB, AMT, 4.63%, 04/01/36(a)(b)	1,300	1,301,180

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.6%
University of Washington, Refunding RB, Series C, 4.00%, 12/01/40	$2,500	$2,502,030
Washington State Housing Finance Commission, Refunding RB, Series A, 5.00%, 07/01/38	1,590	1,635,786

		4,137,816

Wisconsin — 2.1%
Public Finance Authority, Refunding RB 5.25%, 05/15/42(a)	1,230	1,145,986
Series B, AMT, 5.00%, 07/01/42	1,500	1,500,217
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/27	745	727,820

		3,374,023

Wyoming — 1.2%
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	2,000	1,992,397

Total Municipal Bonds — 93.8% (Cost: $145,046,558)		150,300,734

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Pennsylvania — 12.5%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/37	1,640	1,840,048
Series A, AMT, (AGM), 5.25%, 01/01/40	1,700	1,907,145
Series A, AMT, (AGM), 5.50%, 01/01/41	1,660	1,862,657
Series A, AMT, (AGM), 5.50%, 01/01/42	1,500	1,683,247
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 06/01/39	5,000	5,333,765
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.13%, 10/01/41	7,000	7,490,476

		20,117,338

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.5% (Cost: $18,796,152)		20,117,338

Total Long-Term Investments — 106.3% (Cost: $163,842,710)		170,418,072

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.48%(e)(f)	445,184	$445,228

Total Short-Term Securities — 0.3% (Cost: $445,141)		445,228

Total Investments — 106.6% (Cost: $164,287,851)		170,863,300

Other Assets Less Liabilities — 1.2%		1,797,626

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.8)%		(12,438,806)

Net Assets — 100.0%		$160,222,120

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,059,735	$—	$(1,614,507	)(a)	$29	$(29)	$445,228	445,184	$9,770	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 2037 Municipal Target Term Trust (BMN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$150,300,734	$—	$150,300,734
Municipal Bonds Transferred to Tender Option Bond Trusts	—	20,117,338	—	20,117,338
Short-Term Securities
Money Market Funds	445,228	—	—	445,228

	$445,228	$170,418,072	$—	$170,863,300

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $12,335,000 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

4